THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 14, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MCM Capital Management, LLC

Address:  1370 Avenue of the Americas
          New York, New York 10019

13F File Number:  028-10733

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Rivera, Esq.
Title:    Chief Financial Officer and General Counsel
Phone:    (212) 586-4333


/s/ Alan Rivera              New York, New York                February 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     1

Form 13F Information Table Value Total:     $134,123
                                            (thousands)

Confidential information is listed on this Form 13F that was omitted from the public Form 13F report that was filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

No.       13F File Number:         Name:
---       ----------------         -----

1.        028-12272                MMI Investments, LP.

                                                  FORM 13F INFORMATION TABLE
      Item 1:        Item 2:     Item 3:   Item 4           Item 5:          Item 6:    Item 7:             Item 8:

                                           Market    Shares or
                    Title of     CUSIP      Value    Principal  SH/ PUT/   Investment    Other
  Name of Issuer      Class      Number    (x1000)   Amount     PRN CALL   Discretion   Managers   Sole       Shared     None
  --------------      -----      ------    -------   ------     --- ----   ----------   --------   ----       ------     ----
OWENS CORNING NEW     COM      690742101   134,123   5,354,200  SH             SOLE       (1)      5,354,200

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